UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

Sims Total Return Fund, Inc.

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Address of principal executive offices)

David C. Sims, President

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

SEMI-ANNUAL REPORT Sims Total Return Fund December 31, 2017 (Unaudited)

SIMS TOTAL RETURN FUND

Table of Contents

Message to Shareholders	2
Graphical Illustration	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Expense Example	12
Additional Information	13

SIMS TOTAL RETURN FUND MESSAGE TO SHAREHOLDERS December 31, 2017 (Unaudited)

Fellow Shareholders,

The S&P 500 Index* (total return) rose 11.42% during the last six months of 2017, while our Fund appreciated 4.96%. During the second half of 2017, we remained cautious about the stock market valuations and held a sizeable position in cash. In a rising market, holding cash is detrimental to the Fund’s returns. However, so is overpaying for investments. We are trying to balance the benefit from the rising market against the risk that we are overpaying for investments.

The recent US Federal Tax change and the strengthening of the United States’ economy give us more confidence that the growth we’ve seen in recent years is sustainable. Even so, prices for stocks remain elevated when cast against a long-term backdrop.

We have been managing the Fund for about twenty months, slowly recasting the portfolio in our investment philosophy — investing in companies with high margins and returns on capital which operate in industries where most companies have high margins and returns on capital. Basically, we seek attractively-priced remarkable companies which face limited price competition for their products, which would erode the businesses long-term. Clearly, no business operates without competition, but we seek to avoid it whenever possible.

The Cabela’s, Inc shares we held mid-2017 were bought out in the acquisition that closed in September. We continued to hold a large position in Colgate-Palmolive Co, which is the number one seller of toothpaste worldwide. As a consumable product where the brand name carries value, Colgate-Palmolive is a great company in a nice industry. We sold the T. Rowe Price in the Fund since the mid-2017; while we continue to admire the company, we decided to sell the shares at fairly attractive prices rather than continue to hold and risk a share price decline.

As always, we love hearing from our shareholders. However, we cannot comment on an undisclosed purchase or sales that the Fund has made nor can we discuss contemplated transactions. With that caveat in mind, we enjoy discussing investing and hearing from fellow shareholders.

Luke E. Sims	David C. Sims
Email: luke@simscapital.com	Email: dave@simscapital.com
414/530-5680	414/765-1107

February 22, 2018

*

The S&P® Index is an unmanaged but commonly used measure of common stock total return performance. The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs. One cannot invest in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid-cap companies involve additional risks such as limited liquidity and greater volatility.

Fund holding and allocation are subject to change at any time and should not be a recommendation to buy or sell any security. Please refer to the Portfolio of Investments for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Sims Total Return Fund is distributed by Quasar Distributors, LLC.

SIMS TOTAL RETURN FUND GRAPHICAL ILLUSTRATION December 31, 2017 (Unaudited)

The following chart provides a visual breakdown of the Fund by the industry sectors that the underlying securities represent as a percentage of the total investments.

Summary of Investments by Sector

Top Ten Equity Holdings

Security	Percent of Investment Securities
Colgate-Palmolive Co.	19.1%
Automatic Data Processing, Inc.	6.1%
eBay, Inc.	5.9%
Diamond Hill Investment Group, Inc.	5.4%
Paychex, Inc.	5.3%
Abbott Laboratories	5.2%
White Mountains Insurance Group Ltd.	4.9%
Kraft Heinz Co.	4.6%
Starbucks Corp.	4.5%
Verizon Communications, Inc.	4.1%
Total	65.1%

SIMS TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS As of December 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCKS (83.7%)
	COMMUNICATIONS (6.6%)
	Telecommunications (6.6%)
5,000	Cisco Systems, Inc.	$191,500
6,000	Verizon Communications, Inc.	317,580
	Total Communications	509,080

	CONSUMER (23.7%)
	Cosmetics/Personal Care (19.1%)
19,400	Colgate-Palmolive Co.	1,463,730

	Food (4.6%)
4,500	Kraft Heinz Co.	349,920
	Total Consumer	1,813,650

	FINANCIALS (13.8%)
	Banks (3.5%)
5,000	U.S. Bancorp	267,900

	Diversified Financial Services (5.4%)
2,000	Diamond Hill Investment Group, Inc.	413,320

	Insurance (4.9%)
444	White Mountains Insurance Group Ltd.	377,968
	Total Financials	1,059,188

	HEALTH CARE (8.5%)
	Healthcare-Products (5.2%)
7,000	Abbott Laboratories	399,490

	Pharmaceuticals (3.3%)
7,000	Pfizer, Inc.	253,540
	Total Health Care	653,030

	INDUSTRIALS (2.5%)
	Miscellaneous Manufacturing (2.5%)
11,000	General Electric Co.	191,950

	RETAIL (17.1%)
	Auto Parts (6.7%)
375	AutoZone, Inc.*	266,764
1,000	O’Reilly Automotive, Inc.*	240,540
		507,304
	Internet (5.9%)
12,000	eBay, Inc.*	452,880

	Restaurant (4.5%)
6,000	Starbucks Corp.	344,580
	Total Retail	1,304,764

	TECHNOLOGY (11.5%)
	Software (11.5%)
4,000	Automatic Data Processing, Inc.	468,760
6,000	Paychex, Inc.	408,480
	Total Technology	877,240

	Total Common Stocks
	(Cost $5,329,593)	6,408,902

	SHORT-TERM INVESTMENTS (16.4%)
	Money Market Funds (16.4%)
1,252,479	First American Treasury Obligations Fund - Institutional Class, 1.170%	1,252,479

	Total Short-Term Investments
	(Cost $1,252,479)	1,252,479

	TOTAL INVESTMENTS (100.1%)
	(Cost $6,582,072)	7,661,381
	Liabilities in excess of Other Assets (-0.1%)	(10,910)

	NET ASSETS (100.0%)	$7,650,471

*	Non-income producing.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF ASSETS AND LIABILITIES December 31, 2017 (Unaudited)

Assets:
Investments, at Fair Value (Note 2a):
Common Stocks	$6,408,902
Short-Term Investments	1,252,479
Total Investments (Cost $6,582,072)	7,661,381
Dividends Receivable	6,353
Prepaid Expenses and Other Assets	26,106
Total Assets	7,693,840

Liabilities:
Payable for Capital Stock Redeemed	17,456
Accrued Investment Advisory Fees (Note 3)	4,835
Professional Fees	3,828
Transfer Agent Fees	6,783
Administration and Accounting Fees	6,180
Other Fees	4,287
Total Liabilities	43,369
Net Assets	$7,650,471

Shares Outstanding	701,195
Net Asset Value, Offering and Redemption Price Per Share	$10.91

Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$6,578,565
Distributions in Excess of Net Investment Income	(47,954)
Accumulated Undistributed Net Realized Gain on Investments	40,551
Net Unrealized Appreciation on Investments	1,079,309
Net Assets	$7,650,471

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends	$79,391
Total Investment Income	79,391

Expenses:
Administration and Accounting Fees	36,680
Investment Advisory Fees (Note 3)	29,095
Shareholder Servicing Costs	20,417
Professional Fees	14,253
Registration Fees	8,992
Directors	6,050
Insurance	4,560
Printing & Postage	3,170
Pricing	2,659
Custodial Fees	1,107
Other	362
Total Expenses	127,345
Net Investment Loss	(47,954)

Net Realized Gain on Investments	95,211
Change in Net Unrealized Appreciation on Investments	332,146
Net Realized and Unrealized Gain on Investments	427,357
Net Increase in Net Assets From Operations	$379,403

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2017 (Unaudited)	For Year Ended June 30, 2017
Operations:
Net Investment Loss	$(47,954)	$(148,875)
Net Realized Gain on Investments	95,211	619,963
Change in Net Unrealized Appreciation on Investments	332,146	(104,754)
Net Increase in Net Assets from Operations	379,403	366,334

Distributions to Shareholders:
From Net Realized Gains	(212,327)	(861,044)
Decrease in Net Assets from Distributions	(212,327)	(861,044)

Fund Share Transactions:
Proceeds from Shares Sold	5,135	11,763
Reinvested Distributions	194,906	784,502
Cost of Shares Redeemed	(869,925)	(1,503,366)
Net Decrease in Net Assets from Fund Share Transactions	(669,884)	(707,101)
Total Decrease in Net Assets	(502,808)	(1,201,811)

Net Assets:
Beginning of Period	8,153,279	9,355,090
End of Period	$7,650,471	$8,153,279

Distributions in Excess of Net Investment Income at End of Period	$(47,954)	$—

Transactions in Shares:
Sales	465	1,060
Reinvested Distributions	17,832	74,290
Redemptions	(80,107)	(135,476)
Net Decrease	(61,810)	(60,126)

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND FINANCIAL HIGHLIGHTS

The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the periods ended:

	Six Months Ended December 31, 2017		Year Ended June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Sims Total Return Fund
Per Share Operating Performance
Net Asset Value, Beginning of Period	$10.69		$11.37	$12.30	$14.32	$12.50	$11.23
Net Investment Income (Loss)	(0.07)		(0.20)	(0.02)	0.01	0.01	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.60		0.66	(0.30)	(0.99)	2.24	1.28
Total from Investment Operations	0.53		0.46	(0.32)	(0.98)	2.25	1.32
Less Distributions:
From Net Investment Income	—		—	(0.02)	—	(0.06)	(0.05)
From Net Realized Gains	(0.31)		(1.14)	(0.59)	(1.04)	(0.37)	—
Total Distributions	(0.31)		(1.14)	(0.61)	(1.04)	(0.43)	(0.05)
Net Increase (Decrease)	0.22		(0.68)	(0.93)	(2.02)	1.82	1.27
Net Asset Value, End of Period	$10.91		$10.69	$11.37	$12.30	$14.32	$12.50

Total Investment Return	4.95	%*	4.13%	(2.36)%	(6.76)%	18.36%	11.80%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$7,650		$8,153	$9,355	$11,182	$17,909	$15,955
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments***	3.24	%**	2.80%	2.14%	2.00%	1.98%	2.00%
Before Waivers, Reimbursements and Recoupments	3.24	%**	2.80%	2.89%	2.18%	1.92%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments***	(1.22	)%**	(1.69)%	(0.15)%	0.07%	0.11%	0.31%
Before Waivers, Reimbursements and Recoupments	(1.22	)%**	(1.69)%	(0.90)%	(0.11)%	0.17%	0.32%
Portfolio Turnover	29.5	%*	165.1%	85.9%	17.2%	14.0%	38.0%

*	Not annualized
**	Annualized
***	Effective April 23, 2016, the expense cap of 2.00% was discontinued.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS December 31, 2017 (Unaudited)

1.	Organization

Sims Total Return Fund, Inc. (the “Company”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company is a Wisconsin corporation. The Company began operations on September 15, 1986. Sims Total Return Fund, the only series of the Company, is hereinafter referred to as the “Fund”. The investment objective of the Fund is to seek total return.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

a.

Securities listed on a national securities exchange are valued at the last sale price. Securities that are traded on the NASDAQ National Market or the NASDAQ Small-Cap Market are valued at the NASDAQ Official Closing Price. If no sale is reported, the average of the last bid and asked prices is used. Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Money market mutual funds are normally priced at net asset value based on the liquidity and transparency of the market.

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,408,902	$—	$—	$6,408,902
Short-Term Investments	1,252,479	—	—	1,252,479
Total	$7,661,381	$—	$—	$7,661,381

*	All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund is required to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended December 31, 2017, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the six months ended December 31, 2017. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2017 (Unaudited)

b.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax codes and regulations.

c.

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years 2013-2016, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2017, the Fund does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the fiscal years ended June 30, 2017 and 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$300,505	$52,902
Net long term capital gains	560,539	442,594
Total distributions paid	$861,044	$495,496

e.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Sims Capital Management LLC (the “Adviser”) to serve as investment adviser. Under the terms of the agreement, the Fund pays the Adviser an investment advisory fee, payable monthly, based on the average net asset value of the Fund determined as of the close of each business day of the month at the annual rate of 0.74% of the average daily net asset value of the Fund. As noted in the Fund’s June 30, 2016, annual report, the Board of Directors, including all of the Independent Directors, reviewed the agreement and found it to be reasonable, fair and in the best interests of the Fund and the Fund’s shareholders. The agreement went into effect on April 23, 2016 and shall continue in effect for two years from that date. The agreement will then come up for renewal on an annual basis.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2017 (Unaudited)

4.	Purchases and Sales of Securities

Total purchases and sales of securities, other than short-term investments, for the Fund for the six months ended December 31, 2017, were as follows:

Purchases	$1,793,891
Sales	1,892,487

5.	Tax Information

At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$7,460,173
Gross unrealized appreciation	778,494
Gross unrealized depreciation	(31,331)
Net unrealized appreciation on investments	$747,163

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$35,322
Undistributed long-term capital gains	122,345
Accumulated earnings	157,667
Net unrealized appreciation	747,163
Total accumulated earnings	$904,830

6.	Officers and Trustees

Certain officers of the Fund are affiliated with the Adviser. The independent directors’ remuneration for the Fund totaled $11,000 for the fiscal year ended June 30, 2017. No Fund officer receives compensation in his capacity as an officer of the Fund.

SIMS TOTAL RETURN FUND EXPENSE EXAMPLE For the Six Months Ended December 31, 2017 (Unaudited)

As a shareholder of the Sims Total Return Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning account value 7/1/17	Ending account value 12/31/17	Expenses paid during period 7/1/17-12/31/17[1]
Actual	$1,000.00	$1,049.50	$16.74
Hypothetical (5% return before expenses)	1,000.00	1,008.70	16.40

[1]

Expenses are equal to the Fund’s annualized expense ratio of 3.24% for the period from July 1, 2017 through December 31, 2017, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SIMS TOTAL RETURN FUND ADDITIONAL INFORMATION December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-414-765-1107 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2017, will be available without charge, upon request, by calling 1-414-765-1107 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

SIMS TOTAL RETURN FUND

INVESTMENT ADVISER

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202-3657

1-414-765-1107

OFFICERS

Luke E. Sims, President and CEO

David C. Sims, Vice President, CFO, CCO, Treasurer and Secretary

DIRECTORS

Barry S. Arnold

Clark J. Hillery

William J. Rack

Richard L. Teigen

ADMINISTRATOR

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive

Milwaukee, Wisconsin 53212

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-800-968-2122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)	The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected or are reasonably likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits

(a)	Code of Ethics. Not applicable for semi-annual reports.

(b)	Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sims Total Return Fund, Inc.

/s/ Luke E. Sims

Luke E. Sims

Principal Executive Officer

March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luke E. Sims

Luke E. Sims

Principal Executive Officer

March 8, 2018

/s/ David C. Sims

David C. Sims

Principal Financial Officer

March 7, 2018